Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Ayr Wellness Inc.
Entity Central Index Key	0001847462
Document Type	40-F/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Ex Transition Period	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Emerging Growth Company	true
Entity Common Stock, Shares Outstanding	28,873,641
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY